Segment and Geographic Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Financial Information Relating to Reportable Segments	The geographic location of long-lived assets is as follows:

	December 31,
	2019	2018
	(in millions)
Long-lived assets:
United States	$899.6	$998.5
Canada	129.1	125.9
Other	16.5	17.9
Total	$1,045.2	$1,142.3

Financial information relating to the Company’s reportable segments on a continuing operations basis, revised to reflect the new segment structure, is as follows:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Net sales to external customers:
Meal Preparation	$2,680.7	$2,871.6	$3,095.9
Snacking & Beverages	1,608.2	1,716.2	1,751.9
Unallocated (1)	—	—	4.8
Total	$4,288.9	$4,587.8	$4,852.6
Direct operating income:
Meal Preparation	$381.3	$418.9	$462.2
Snacking & Beverages	192.8	180.2	225.5
Total	574.1	599.1	687.7
Unallocated selling, general, and administrative expenses	(270.9)	(288.7)	(319.9)
Unallocated cost of sales (2)	(16.5)	(11.1)	(23.7)
Unallocated corporate expense and other (3)	(302.8)	(215.9)	(264.9)
Operating (loss) income	$(16.1)	$83.4	$79.2
Depreciation:
Meal Preparation	$60.2	$55.1	$70.1
Snacking & Beverages	68.6	76.3	65.7
Corporate office (4)	7.7	13.6	11.6
Total	$136.5	$145.0	$147.4

(1)	Represents product recall reimbursements that were received during the year ended December 31, 2017.

(2)	Includes charges related to restructurings and other costs managed at corporate.

(3)	Includes asset impairments.
(4)
Includes accelerated depreciation related to restructurings.

Schedule of Concentration of Risk By Risk Factor
When taking into account those receivables sold under our Receivables Sales Program (refer to Note 6 for more information), total trade receivables with the following customers represented more than 10% of our total trade receivables as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Costco	18.2%	(1)
Aldi	(1)	12.0%

(1) Less than 10% of our total trade receivables.